UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Conatus Capital Management LP
           --------------------------------------------------
Address:   Two Greenwich Plaza, 4th Floor
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-13303
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Cimador
           --------------------------------------------------
Title:     Chief Compliance Officer
           --------------------------------------------------
Phone:     203-485-5270
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ James Cimador             Greenwich, Connecticut      May 15, 2009
----------------------------   ------------------------  -------------------
       [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   28
                                               -------------

Form 13F Information Table Value Total:           $1,100,840
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                  FORM 13F INFORMATION TABLE

    COLUMN 1                     COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- ---------------  --------- -------- ------------------ ---------- -------- -------------------------
                                                           VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
  NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
----------------------------- ---------------  --------- -------- --------  --- ---- ---------- -------- --------- -------- -------
ACTIVISION BLIZZARD INC       COM              00507V109  33,981  3,248,690  SH         SOLE             3,248,690
AMERICAN TOWER CORP           CL A             029912201  49,681  1,632,623  SH         SOLE             1,632,623
APOLLO GROUP INC              CL A             037604105  70,207    896,294  SH         SOLE               896,294
APPLE INC                     COM              037833100  51,594    490,813  SH         SOLE               490,813
BAXTER INTL INC               COM              071813109  36,630    715,154  SH         SOLE               715,154
BED BATH & BEYOND INC         COM              075896100  25,933  1,047,792  SH         SOLE             1,047,792
C H ROBINSON WORLDWIDE INC    COM NEW          12541W209  33,450    733,402  SH         SOLE               733,402
CARNIVAL CORP                 PAIRED CTF       143658300  24,476  1,133,132  SH         SOLE             1,133,132
CISCO SYS INC                 COM              17275R102  43,091  2,569,554  SH         SOLE             2,569,554
COGNIZANT TECHNOLOGY SOLUTIO  CL A             192446102  54,058  2,600,210  SH         SOLE             2,600,210
COVIDIEN LTD                  COM              G2552X108  17,931    539,451  SH         SOLE               539,451
CROWN CASTLE INTL CORP        COM              228227104  16,472    807,058  SH         SOLE               807,058
DISCOVERY COMMUNICATNS NEW    COM SER A        25470F104  33,157  2,069,734  SH         SOLE             2,069,734
DISCOVERY COMMUNICATNS NEW    COM SER C        25470F302   8,992    613,786  SH         SOLE               613,786
EXPRESS SCRIPTS INC           COM              302182100  36,289    785,992  SH         SOLE               785,992
GOLDMAN SACHS GROUP INC       COM              38141G104  33,027    311,514  SH         SOLE               311,514
JPMORGAN CHASE & CO           COM              46625H100  57,046  2,146,218  SH         SOLE             2,146,218
MEDCO HEALTH SOLUTIONS INC    COM              58405U102  54,766  1,324,759  SH         SOLE             1,324,759
PEOPLES UNITED FINANCIAL INC  COM              712704105  53,616  2,983,631  SH         SOLE             2,983,631
PETROHAWK ENERGY CORP         COM              716495106  41,627  2,164,693  SH         SOLE             2,164,693
QUALCOMM INC                  COM              747525103  42,816  1,100,397  SH         SOLE             1,100,397
RANGE RES CORP                COM              75281A109  58,853  1,429,862  SH         SOLE             1,429,862
SBA COMMUNICATIONS CORP       COM              78388J106  17,213    738,752  SH         SOLE               738,752
SOUTHWESTERN ENERGY CO        COM              845467109  32,602  1,098,066  SH         SOLE             1,098,066
STRAYER ED INC                COM              863236105  34,353    190,987  SH         SOLE               190,987
TERADATA CORP DEL             COM              88076W103  25,652  1,581,492  SH         SOLE             1,581,492
VISA INC                      COM CL A         92826C839  61,042  1,097,876  SH         SOLE             1,097,876
WAL MART STORES INC           COM              931142103  52,285  1,003,550  SH         SOLE             1,003,550